CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated deficit CNY (¥)	Equity (deficit) attributable to The9 limited CNY (¥)	Noncontrolling interest CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2016		¥ 1,931,642	¥ 2,525,599,832	¥ 28,071,982	¥ 2,582,023	¥ (2,897,802,287)	¥ (339,616,808)	¥ (362,437,649)		¥ (702,054,457)
Balance (in shares) at Dec. 31, 2016 | shares	23,915,501	23,915,501
Net loss						(118,165,850)	(118,165,850)	3,955,640		(114,210,210)
Currency translation adjustments					(19,027,771)		(19,027,771)	9,502,010		(9,525,761)
Minority interest change in redemption value										(57,126,233)
Disposal of Yunmei Partnership								117,983		117,983
Contributions from noncontrolling interest								20,000,000		20,000,000
Exercise of options		¥ 425,483	(425,483)
Exercise of options (in shares) | shares	6,328,535	6,328,535
Share-based compensation			37,727,861				37,727,861	301,852		38,029,713
Change in redemption value of redeemable noncontrolling interest			(57,126,233)				(57,126,233)			(57,126,233)
Change in equity interest attributable to noncontrolling interest			(7,060)				(7,060)	7,060		(7,060)
Issuance of shares		¥ 971,727	21,446,398				22,418,125			22,418,125
Issuance of shares, (in shares) | shares	14,300,000	14,300,000
Balance at Dec. 31, 2017		¥ 3,328,852	2,527,215,315	28,071,982	(16,445,748)	(3,015,968,137)	(473,797,736)	(328,553,104)		(802,350,840)
Balance (in shares) at Dec. 31, 2017 | shares	44,544,036	44,544,036
Net loss						(217,092,926)	(217,092,926)	(16,332,968)		(233,425,894)
Currency translation adjustments					7,241,192		7,241,192	(8,555,457)		(1,314,265)
Minority interest change in redemption value										(40,918,773)
Derecognition of noncontrolling interests								(20,000,000)		(20,000,000)
Share-based compensation			3,645,751				3,645,751	252,577		3,898,328
Change in redemption value of redeemable noncontrolling interest			(40,918,773)				(40,918,773)			(40,918,773)
Change in equity interest attributable to noncontrolling interest										0
Issuance of shares		¥ 3,173,806	6,126,772				9,300,578			9,300,578
Issuance of shares, (in shares) | shares	46,771,429	46,771,429
Balance at Dec. 31, 2018		¥ 6,502,658	2,496,069,065	28,071,982	(9,204,556)	(3,233,061,063)	(711,621,914)	(373,188,952)		(1,084,810,866)
Balance (in shares) at Dec. 31, 2018 | shares	91,315,465	91,315,465
Net loss						(177,795,168)	(177,795,168)	(13,517,983)		(191,313,151)
Currency translation adjustments					5,426,604		5,426,604	(6,220,135)	$ (113,984)	(793,531)
Minority interest change in redemption value									(1,842,569)	(12,827,598)
Share-based compensation	$ 6,169,355	¥ 425,593	21,279,647				21,705,240	45,293		21,750,533
Change in redemption value of redeemable noncontrolling interest			(12,827,598)				(12,827,598)			(12,827,598)
Change in equity interest attributable to noncontrolling interest									0	0
Issuance of shares		¥ 1,041,557	35,031,364				36,072,921			36,072,921
Issuance of shares, (in shares) | shares	15,444,882	15,444,882
Balance at Dec. 31, 2019		¥ 7,969,808	¥ 2,539,552,478	¥ 28,071,982	¥ (3,777,952)	¥ (3,410,856,231)	¥ (839,039,915)	¥ (392,881,777)	$ (176,954,479)	¥ (1,231,921,692)
Balance (in shares) at Dec. 31, 2019 | shares	112,929,702	112,929,702